Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.18750%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,927,425.78

Principal:
Principal Collections	$29,729,064.47
Prepayments in Full	$13,805,494.95
Liquidation Proceeds	$434,377.12
Recoveries	$21,788.31
Sub Total	$43,990,724.85
Collections	$47,918,150.63

Purchase Amounts:
Purchase Amounts Related to Principal	$85,515.21
Purchase Amounts Related to Interest	$203.87
Sub Total	$85,719.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,003,869.71

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,003,869.71
Servicing Fee	$1,219,083.40	$1,219,083.40	$0.00	$0.00	$46,784,786.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,784,786.31
Interest - Class A-2a Notes	$1,108,105.54	$1,108,105.54	$0.00	$0.00	$45,676,680.77
Interest - Class A-2b Notes	$175,152.95	$175,152.95	$0.00	$0.00	$45,501,527.82
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$44,363,233.65
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$43,983,779.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,983,779.90
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$43,860,614.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,860,614.23
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$43,772,268.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,772,268.40
Regular Principal Payment	$63,897,194.24	$43,772,268.40	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,003,869.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,772,268.40
Total					$43,772,268.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$36,241,166.85	$75.31	$1,108,105.54	$2.30	$37,349,272.39	$77.61
Class A-2b Notes	$7,531,101.55	$75.31	$175,152.95	$1.75	$7,706,254.50	$77.06
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$43,772,268.40	$26.83	$3,012,517.91	$1.85	$46,784,786.31	$28.68

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$478,318,937.94	0.9939714	$442,077,771.09	0.9186604
Class A-2b Notes	$99,397,144.33	0.9939714	$91,866,042.78	0.9186604
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,310,396,082.27	0.8031110	$1,266,623,813.87	0.7762840

Pool Information
Weighted Average APR	3.248%	3.233%
Weighted Average Remaining Term	52.92	52.06
Number of Receivables Outstanding	53,666	52,702
Pool Balance	$1,462,900,084.99	$1,418,470,488.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,336,299,989.45	$1,296,329,914.26
Pool Factor	0.8187725	0.7939057

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$122,140,573.92
Targeted Overcollateralization Amount	$171,971,600.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,846,674.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$375,145.06
(Recoveries)		12	$21,788.31
Net Loss for Current Collection Period			$353,356.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2899%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1865%
Second Prior Collection Period			0.3354%
Prior Collection Period			0.4595%
Current Collection Period			0.2943%
Four Month Average (Current and Prior Three Collection Periods)			0.3189%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		599	$1,986,197.26
(Cumulative Recoveries)			$69,164.78
Cumulative Net Loss for All Collection Periods			$1,917,032.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1073%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,315.86
Average Net Loss for Receivables that have experienced a Realized Loss			$3,200.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	318	$8,745,710.26
61-90 Days Delinquent	0.09%	45	$1,317,486.42
91-120 Days Delinquent	0.01%	5	$199,509.41
Over 120 Days Delinquent	0.01%	4	$143,052.91
Total Delinquent Receivables	0.73%	372	$10,405,759.00

Repossession Inventory:
Repossessed in the Current Collection Period		31	$1,176,706.18
Total Repossessed Inventory		63	$2,243,645.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0821%
Prior Collection Period			0.0689%
Current Collection Period			0.1025%
Three Month Average			0.0845%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1170%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer